Financial Instruments - Schedule of Fair Values Hierarchy (Details) € in Thousands	6 Months Ended
Jun. 30, 2026 EUR (€)
Warrants [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value	€ (2,062)
Valuation techniques for determining fair value	Fair value is measured using the Binomial Option Pricing Model.
Warrants [Member] | Level 1 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value	€ (1,548)
Warrants [Member] | Level 2 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value
Warrants [Member] | Level 3 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value	(514)
Swap contracts [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value	€ 847
Valuation techniques for determining fair value	Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.
Swap contracts [Member] | Level 1 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value
Swap contracts [Member] | Level 2 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value	847
Swap contracts [Member] | Level 3 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value
Financial power swap [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value	€ 17,753
Valuation techniques for determining fair value	Fair value is measured by discounting the future fixed and assessed cash flows, over the period of the contract and using market interest rates appropriate for similar instruments. The value is adjusted for the parties’ credit risks.
Financial power swap [Member] | Level 1 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value
Financial power swap [Member] | Level 2 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value
Financial power swap [Member] | Level 3 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value	17,753
Financial power swap [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value	€ (2,468)
Valuation techniques for determining fair value	Fair value is measured by discounting the future fixed and assessed cash flows, over the period of the contract and using market interest rates appropriate for similar instruments. The value is adjusted for the parties’ credit risks.
Financial power swap [Member] | Level 1 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value
Financial power swap [Member] | Level 2 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value
Financial power swap [Member] | Level 3 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value	€ (2,468)